Summary of Significant Accounting Policies (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cost	¥ 227,504	¥ 185,354
Accumulated amortization	(119,083)	(111,520)
Accumulated Impairment Loss	(48,949)	(54,126)
Net carrying values	¥ 59,472	¥ 19,708	$ 8,566
Brand name [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years), Description	Indefinite.	Indefinite.
Cost	¥ 20,111	¥ 20,111
Accumulated amortization
Accumulated Impairment Loss	(16,404)	(16,404)
Net carrying values	3,707	3,707
Trade name [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	8,898	8,898
Accumulated amortization	(5,750)	(4,808)
Accumulated Impairment Loss
Net carrying values	3,148	4,090
Customer relationship [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	60,696	61,186
Accumulated amortization	(53,324)	(51,264)
Accumulated Impairment Loss	(2,953)	(2,953)
Net carrying values	4,419	6,969
Non-compete agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	52,195	69,075
Accumulated amortization	(22,539)	(33,819)
Accumulated Impairment Loss	(29,515)	(34,692)
Net carrying values	141	564
Agency agreement and license [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	19,924	20,404
Accumulated amortization	(16,790)	(15,949)
Accumulated Impairment Loss	(77)	(77)
Net carrying values	3,057	4,378
Software and system [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	65,680	5,680
Accumulated amortization	(20,680)	¥ (5,680)
Accumulated Impairment Loss
Net carrying values	¥ 45,000
Minimum [Member] | Trade name [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	9 years 4 months 24 days	9 years 4 months 24 days
Minimum [Member] | Customer relationship [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	4 years 7 months 6 days	4 years 7 months 6 days
Minimum [Member] | Non-compete agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	3 years	3 years
Minimum [Member] | Agency agreement and license [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	4 years 7 months 6 days	4 years 7 months 6 days
Minimum [Member] | Software and system [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	2 years	5 years
Maximum [Member] | Trade name [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	10 years	10 years
Maximum [Member] | Customer relationship [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	9 years 9 months 18 days	9 years 9 months 18 days
Maximum [Member] | Non-compete agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	6 years 3 months	6 years 3 months
Maximum [Member] | Agency agreement and license [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	9 years 9 months 18 days	9 years 9 months 18 days
Maximum [Member] | Software and system [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life (Years)	10 years	10 years